DEBT AGREEMENTS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
DEBT AGREEMENTS

NOTE 6 – DEBT AGREEMENTS

Working Capital Funding Loans

The Company finances short term working capital requirements in between capital raises by entering into secured borrowing agreements for which future receivables are pledged to repay these short-term obligations. Funding is generally nonrecourse one-time fixed amount financing arrangements and contain a performance and personal guarantee by the CEO and COO. Repayments are made generally on a weekly basis out of available daily deposits until the financing has been repaid in full. Future sales of revenues are not within the scope of ASC 860 (Transfers and Servicing of Financial Assets), as such these arrangements are accounted for under ASC 470 (Debt) as short term secured credit facilities. Accordingly, these secured borrowings are reported as short term financing on the balance sheet. Upon receipt of financing proceeds the Company recognizes a liability equal to the net proceeds received. Interest expense is recognized when payments are made under this arrangement. Interest is computed using the percentage purchased factor times the payment made under the agreement. Working capital funding loans consisted of the following:

	DECEMBER 31,
	2025	2024

NewCo Capital Group Future Revenue Purchase Agreement dated March 3, 2023 (1)	$-	$40,630
Parkside Funding Group LLC Revenue Purchase Agreement dated August 3, 2023 (2)	-	49,284
Funding Futures Revenue Purchase Agreement dated February 27, 2024 (3)	15,982	25,982
ClearThink Capital Partners LLC (4)	-	50,000
Total working capital funding loans	$15,982	$165,896

(1)	On March 2, 2023, the Company entered into a future revenue purchase agreement and received proceeds of $120,000 (net of underwriting and original fees of $7,200) for which $169,200 will be repaid in 36 weekly installments of $4,700, with a minimum payment of 10% of banking deposits. This working capital loan is secured by substantially all of the Company’s assets and a personal guarantee by the Company’s CEO and COO. The percentage purchased factor representing interest expense under this arrangement was approximately 29.1% (including underwriting fees, origination fees and financing spread). In the event of default, the Company may be required to pay additional fees of 30% of the unpaid balance to cover legal fees required by the third party to pursue collection in the event of default. During the year ended December 31, 2025, the Company’s CEO advanced the Company $5,630 to repay the loan in full.

(2)	On August 3, 2023, the Company entered into a future revenue purchase agreement and received proceeds of $57,000 (net of $3,000 in underwriting fees) for which $84,000 will be repaid in weekly installments of $3,231 with a minimum payment of 22% of banking deposits. This working capital loan is secured by substantially all of the Company’s assets and a personal guarantee by the Company’s CEO and COO. The percentage purchased factor representing interest expense under this arrangement was approximately 32.1% (including underwriting fees, origination fees and financing spread). In the event of default, the Company may be required to pay a fixed default penalty of $2,500 and additional fees of 33% of the unpaid balance to cover legal fees required to pursue collection in the event of default. As of December 31, 2023, the required payments were not made, and the Company was in default. On August 23, 2023, the Company entered into a Settlement Agreement and General Release with the lender to settle unpaid advances. During the year ended December 31, 2025, the Company’s CEO advanced the Company $39,284 to repay the loan in full.

(3)	On February 27, 2024, the Company entered into a future revenue purchase agreement and received proceeds of $18,000 (net of $2,000 in underwriting fees) for which $29,980 will be repaid in daily installments of $428, with a minimum payment of 9% of banking deposits. This working capital loan is secured by substantially all of the Company’s assets and a personal guarantee by the Company’s CEO. The percentage purchased factor representing interest expense under this arrangement was approximately 66.1% (including underwriting fees, origination fees and financing spread). In the event of default, the Company may be required to pay a fixed default penalty of $2,500 or up to 25% of the unpaid balance to cover legal fees required to pursue collection in the event of default. During the year ended December 31, 2025, the Company partially repaid this funder loan.

(4)	As more fully described in Note 10, Strata Purchase Agreement, the Company borrowed $87,500 in 2025 and $50,000 in 2024 (to cover operating expenses associated with the audit of the financial statements). On October 1, 2025, the Company entered into a convertible note agreement with ClearThink Capital Partners LLC to formalize the terms and conditions for the amounts borrowed.